AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 97.5%
1,982,125	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.09%[1]	$1,982,125
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,982,125)	1,982,125
	TOTAL INVESTMENTS — 97.5%
	(Cost $1,982,125)	1,982,125
	Other Assets in Excess of Liabilities — 2.5%	51,114
	TOTAL NET ASSETS — 100.0%	$2,033,239

[1]The rate is the annualized seven-day yield at period end.